LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 6) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	$ 23,126,653	$ 13,036,978	$ 23,126,653
WITH AN ALLOWANCE RECORDED	748,388	1,816,347	748,388
TOTAL	23,875,041	14,853,325	23,875,041
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	7,451,603	5,617,484	7,451,603
WITH AN ALLOWANCE RECORDED	226,226	245,271	226,226
TOTAL	7,677,829	5,862,755	7,677,829
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	15,675,050	7,419,494	15,675,050
WITH AN ALLOWANCE RECORDED	522,162	1,571,076	522,162
TOTAL	16,197,212	8,990,570	16,197,212
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	44,571,502	37,186,916	44,571,502
WITH AN ALLOWANCE RECORDED	4,111,104	4,848,330	4,111,104
TOTAL	48,682,606	42,035,246	48,682,606
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	60,246,552	44,606,410	60,246,552
WITH AN ALLOWANCE RECORDED	4,633,266	6,419,406	4,633,266
TOTAL	64,879,818	51,025,816	64,879,818
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	60,463,074	44,843,992	60,463,074
WITH AN ALLOWANCE RECORDED	4,659,293	6,452,685	4,659,293
TOTAL	65,122,367	51,296,677	65,122,367
Related Allowance For Loan Losses	624,825	2,405,717	624,825
Interest Income Recognized During Period
With no related allowance recorded		1,399,494	2,399,542
With an allowance recorded			95,672
Total		1,399,494	2,495,214
Charge-offs of non-performing and impaired loans	697,000	15,700,000	23,700,000
Partial charge-offs of non-performing and impaired loans		3,700,000	10,700,000
Remaining principal balance of non-performing and impaired loans for which partial charge-offs were recorded previously	16,200,000	9,000,000	16,200,000
Residential real estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	8,259,016	6,489,052	8,259,016
WITH AN ALLOWANCE RECORDED	748,388	564,889	748,388
TOTAL	9,007,404	7,053,941	9,007,404
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,359,146	2,655,458	3,359,146
WITH AN ALLOWANCE RECORDED	226,226	103,611	226,226
TOTAL	3,585,372	2,759,069	3,585,372
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	4,899,870	3,833,594	4,899,870
WITH AN ALLOWANCE RECORDED	522,162	461,278	522,162
TOTAL	5,422,032	4,294,872	5,422,032
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	32,912,481	27,986,846	32,912,481
WITH AN ALLOWANCE RECORDED	4,111,104	4,427,072	4,111,104
TOTAL	37,023,585	32,413,918	37,023,585
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	37,812,351	31,820,440	37,812,351
WITH AN ALLOWANCE RECORDED	4,633,266	4,888,350	4,633,266
TOTAL	42,445,617	36,708,790	42,445,617
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	37,983,246	32,002,295	37,983,246
WITH AN ALLOWANCE RECORDED	4,659,293	4,921,606	4,659,293
TOTAL	42,642,539	36,923,901	42,642,539
Related Allowance For Loan Losses	624,825	1,852,701	624,825
Residential real estate first mortgage
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	6,500,049	4,817,704	6,500,049
WITH AN ALLOWANCE RECORDED	748,388	286,226	748,388
TOTAL	7,248,437	5,103,930	7,248,437
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	2,503,149	1,892,403	2,503,149
WITH AN ALLOWANCE RECORDED	226,226	68,947	226,226
TOTAL	2,729,375	1,961,350	2,729,375
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,996,900	2,925,301	3,996,900
WITH AN ALLOWANCE RECORDED	522,162	217,279	522,162
TOTAL	4,519,062	3,142,580	4,519,062
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	26,552,991	22,621,982	26,552,991
WITH AN ALLOWANCE RECORDED	3,385,622	3,574,340	3,385,622
TOTAL	29,938,613	26,196,322	29,938,613
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	30,549,891	25,547,283	30,549,891
WITH AN ALLOWANCE RECORDED	3,907,784	3,791,619	3,907,784
TOTAL	34,457,675	29,338,902	34,457,675
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	30,706,940	25,712,587	30,706,940
WITH AN ALLOWANCE RECORDED	3,932,673	3,823,190	3,932,673
TOTAL	34,639,613	29,535,777	34,639,613
Related Allowance For Loan Losses	346,365	1,068,205	346,365
Average Recorded Investment During Period
With no related allowance recorded		28,661,473	29,553,434
With an allowance recorded		3,386,052	8,404,107
Total		32,047,525	37,957,541
Interest Income Recognized During Period
With no related allowance recorded		1,005,357	1,026,328
With an allowance recorded			78,724
Total		1,005,357	1,105,052
Residential real estate second mortgage
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	631,528	961,909	631,528
TOTAL	631,528	961,909	631,528
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	343,820	473,023	343,820
TOTAL	343,820	473,023	343,820
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	287,708	488,886	287,708
TOTAL	287,708	488,886	287,708
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,538,534	2,648,996	3,538,534
WITH AN ALLOWANCE RECORDED	392,846	386,847	392,846
TOTAL	3,931,380	3,035,843	3,931,380
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,826,242	3,137,882	3,826,242
WITH AN ALLOWANCE RECORDED	392,846	386,847	392,846
TOTAL	4,219,088	3,524,729	4,219,088
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	3,840,089	3,154,434	3,840,089
WITH AN ALLOWANCE RECORDED	393,983	388,532	393,983
TOTAL	4,234,072	3,542,966	4,234,072
Related Allowance For Loan Losses	191,612	255,196	191,612
Average Recorded Investment During Period
With no related allowance recorded		3,373,188	3,426,107
With an allowance recorded		402,864	827,732
Total		3,776,052	4,253,839
Interest Income Recognized During Period
With no related allowance recorded		131,655	148,162
With an allowance recorded			5,334
Total		131,655	153,496
Home equity lines of credit
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	1,127,439	709,439	1,127,439
WITH AN ALLOWANCE RECORDED		278,663
TOTAL	1,127,439	988,102	1,127,439
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	512,177	290,032	512,177
WITH AN ALLOWANCE RECORDED		34,664
TOTAL	512,177	324,696	512,177
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	615,262	419,407	615,262
WITH AN ALLOWANCE RECORDED		243,999
TOTAL	615,262	663,406	615,262
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	2,820,956	2,715,868	2,820,956
WITH AN ALLOWANCE RECORDED	332,636	465,885	332,636
TOTAL	3,153,592	3,181,753	3,153,592
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,436,218	3,135,275	3,436,218
WITH AN ALLOWANCE RECORDED	332,636	709,884	332,636
TOTAL	3,768,854	3,845,159	3,768,854
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	3,436,217	3,135,274	3,436,217
WITH AN ALLOWANCE RECORDED	332,637	709,884	332,637
TOTAL	3,768,854	3,845,158	3,768,854
Related Allowance For Loan Losses	86,848	529,300	86,848
Average Recorded Investment During Period
With no related allowance recorded		3,697,746	3,492,655
With an allowance recorded		439,541	887,651
Total		4,137,287	4,380,306
Interest Income Recognized During Period
With no related allowance recorded		38,282	71,781
With an allowance recorded			11,614
Total		38,282	83,395
Commercial real estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	14,706,787	6,426,096	14,706,787
WITH AN ALLOWANCE RECORDED		1,251,458
TOTAL	14,706,787	7,677,554	14,706,787
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,978,561	2,868,184	3,978,561
WITH AN ALLOWANCE RECORDED		141,660
TOTAL	3,978,561	3,009,844	3,978,561
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	10,728,226	3,557,912	10,728,226
WITH AN ALLOWANCE RECORDED		1,109,798
TOTAL	10,728,226	4,667,710	10,728,226
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	11,500,519	9,088,158	11,500,519
WITH AN ALLOWANCE RECORDED		404,771
TOTAL	11,500,519	9,492,929	11,500,519
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	22,228,745	12,646,070	22,228,745
WITH AN ALLOWANCE RECORDED		1,514,569
TOTAL	22,228,745	14,160,639	22,228,745
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	22,271,208	12,701,217	22,271,208
WITH AN ALLOWANCE RECORDED		1,514,593
TOTAL	22,271,208	14,215,810	22,271,208
Related Allowance For Loan Losses		536,529
Land acquisition and development
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	53,858	57,523	53,858
TOTAL	53,858	57,523	53,858
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	14,849	14,879	14,849
TOTAL	14,849	14,879	14,849
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	39,009	42,644	39,009
TOTAL	39,009	42,644	39,009
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	39,009	42,644	39,009
TOTAL	39,009	42,644	39,009
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	39,009	43,706	39,009
TOTAL	39,009	43,706	39,009
Average Recorded Investment During Period
With no related allowance recorded		55,181	29,816
With an allowance recorded			222,104
Total		55,181	251,920
Real estate construction and development
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	114,445	301,834	114,445
TOTAL	114,445	301,834	114,445
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	49,645	259,743	49,645
TOTAL	49,645	259,743	49,645
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	64,800	42,091	64,800
TOTAL	64,800	42,091	64,800
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	327,016		327,016
TOTAL	327,016		327,016
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	391,816	42,091	391,816
TOTAL	391,816	42,091	391,816
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	388,767	38,439	388,767
TOTAL	388,767	38,439	388,767
Average Recorded Investment During Period
With no related allowance recorded		118,666	936,763
With an allowance recorded			107,306
Total		118,666	1,044,069
Interest Income Recognized During Period
With no related allowance recorded			4,986
Total			4,986
Commercial & multi-family real estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	9,361,052	3,827,364	9,361,052
WITH AN ALLOWANCE RECORDED		1,251,458
TOTAL	9,361,052	5,078,822	9,361,052
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	3,005,180	1,159,528	3,005,180
WITH AN ALLOWANCE RECORDED		141,660
TOTAL	3,005,180	1,301,188	3,005,180
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	6,355,872	2,667,836	6,355,872
WITH AN ALLOWANCE RECORDED		1,109,798
TOTAL	6,355,872	3,777,634	6,355,872
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	9,735,952	7,628,698	9,735,952
WITH AN ALLOWANCE RECORDED		36,915
TOTAL	9,735,952	7,665,613	9,735,952
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	16,091,824	10,296,534	16,091,824
WITH AN ALLOWANCE RECORDED		1,146,713
TOTAL	16,091,824	11,443,247	16,091,824
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	16,133,126	10,343,639	16,133,126
WITH AN ALLOWANCE RECORDED		1,146,988
TOTAL	16,133,126	11,490,627	16,133,126
Related Allowance For Loan Losses		351,047
Average Recorded Investment During Period
With no related allowance recorded		12,768,153	12,599,341
With an allowance recorded		745,145	1,054,726
Total		13,513,298	13,654,067
Interest Income Recognized During Period
With no related allowance recorded		179,395	883,784
Total		179,395	883,784
Commercial & industrial
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	5,177,432	2,239,375	5,177,432
TOTAL	5,177,432	2,239,375	5,177,432
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	908,887	1,434,034	908,887
TOTAL	908,887	1,434,034	908,887
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	4,268,545	805,341	4,268,545
TOTAL	4,268,545	805,341	4,268,545
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	1,437,551	1,459,460	1,437,551
WITH AN ALLOWANCE RECORDED		367,856
TOTAL	1,437,551	1,827,316	1,437,551
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	5,706,096	2,264,801	5,706,096
WITH AN ALLOWANCE RECORDED		367,856
TOTAL	5,706,096	2,632,657	5,706,096
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	5,710,306	2,275,433	5,710,306
WITH AN ALLOWANCE RECORDED		367,605
TOTAL	5,710,306	2,643,038	5,710,306
Related Allowance For Loan Losses		185,482
Average Recorded Investment During Period
With no related allowance recorded		4,606,779	4,242,100
With an allowance recorded		227,982	286,417
Total		4,834,761	4,528,517
Interest Income Recognized During Period
With no related allowance recorded		44,508	261,714
Total		44,508	261,714
Consumer and other
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	160,850	121,830	160,850
TOTAL	160,850	121,830	160,850
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	113,896	93,842	113,896
TOTAL	113,896	93,842	113,896
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	46,954	27,988	46,954
TOTAL	46,954	27,988	46,954
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	158,502	111,912	158,502
WITH AN ALLOWANCE RECORDED		16,487
TOTAL	158,502	128,399	158,502
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
WITH NO RELATED ALLOWANCE RECORDED	205,456	139,900	205,456
WITH AN ALLOWANCE RECORDED		16,487
TOTAL	205,456	156,387	205,456
Total Recorded Investment Net of Partial Charge-offs
WITH NO RELATED ALLOWANCE RECORDED	208,620	140,480	208,620
WITH AN ALLOWANCE RECORDED		16,486
TOTAL	208,620	156,966	208,620
Related Allowance For Loan Losses		16,487
Average Recorded Investment During Period
With no related allowance recorded		149,888	196,759
With an allowance recorded		4,042	87,439
Total		153,930	284,198
Interest Income Recognized During Period
With no related allowance recorded		297	2,787
Total		$ 297	$ 2,787